Our operating assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Operating Assets [Abstract]
Our operating assets	Our operating assets
We are a diversified mining operation with the majority of our assets being located in OECD countries.
Non-current assets other than excluded items
The total of non-current assets other than excluded items is shown by location below(a).

	2025 US$m	2024 US$m
Australia	33,560	29,177
Canada	18,890	14,444
Mongolia	15,485	15,244
US	7,557	7,111
Africa	8,996	5,597
South America	10,024	3,704
Europe (excluding UK)	291	216
UK	142	109
Other countries(b)	3,953	1,739
Total non-current assets other than excluded items	98,898	77,341

Non-current assets excluded from analysis above:
Deferred tax assets	4,288	4,016
Other financial assets	1,699	1,090
Quasi-equity loans to equity accounted units(a)	5	5
Receivables and other assets	1,643	1,214
Total non-current assets per balance sheet	106,533	83,666
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$5,876 million
(2024: US$4,832 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.
(b)This includes US$2,146 million of goodwill relating to the acquisition of Arcadium Lithium plc which is not geographically allocated. Refer to note 5 for further details.